Financial risk management - Sensitivity analysis for fair value measurements in Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	₩ 94,842	₩ 103,649
Unfavorable Changes - Financial Assets	(93,091)	(91,123)
Financial liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	70,819	90,018
Unfavorable Changes - Financial Liabilities	(74,331)	(90,058)
Effects on profit or loss for the period | Financial assets at fair value through profit or loss
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	39,084	53,821
Unfavorable Changes - Financial Assets	(43,072)	(48,547)
Effects on profit or loss for the period | Derivative assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	16,893	23,011
Unfavorable Changes - Financial Assets	(11,809)	(21,532)
Effects on profit or loss for the period | Financial liabilities designated at fair value through profit or loss
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	45,493	72,042
Unfavorable Changes - Financial Liabilities	(50,845)	(71,690)
Effects on profit or loss for the period | Derivative liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	25,326	17,976
Unfavorable Changes - Financial Liabilities	(23,486)	(18,368)
Effects on other comprehensive income for the period | Securities at fair value through other comprehensive income
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	38,865	26,817
Unfavorable Changes - Financial Assets	₩ (38,210)	₩ (21,044)